SHARE BASED COMPENSATION - Summary of Share Option Activity Under Option Plans (Details) - 2018 Share Incentive Plan - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options, Beginning balance	992,500
Number of options, Granted	10,000
Number of options, Forfeited	(62,000)
Number of options, Ending balance	940,500	992,500
Number of options, Vested and expected to vest	940,500
Number of options, Exercisable	932,250
Weighted average exercise price, Beginning balance	$ 12.27
Weighted average exercise price, Granted	14.00
Weighted average exercise price, Forfeited	12.84
Weighted average exercise price, Ending balance	12.26	$ 12.27
Weighted average exercise price, Vested and expected to vest	12.26
Weighted average exercise price, Exercisable	$ 12.22
Weighted average remaining contractual life, Outstanding	1 year 2 months 4 days	2 years 1 month 20 days
Weighted average remaining contractual life, Granted	6 years
Weighted average remaining contractual life, Vested and expected to vest	1 year 2 months 4 days
Weighted average remaining contractual life, Exercisable	1 year 2 months 4 days